Operations by Geographic Area (Tables)	12 Months Ended
Dec. 31, 2014
Operations by Geographic Area
Revenues by Geographic Region

	2012		2013		2014
	(In millions of Korean Won)
Korea	~~W~~	14,762	~~W~~	15,491	~~W~~	19,469
Japan		30,387		14,409		8,511
United States of America		5,023		7,725		5,038
Taiwan and Hong Kong		2,244		3,106		2,315
Thailand		974		1,015		1,283
China		495		2,734		749
Brazil		837		705		664
Europe		982		643		300
Russia		476		180		123
Other		1,601		1,677		1,437

	~~W~~	57,781	~~W~~	47,685	~~W~~	39,889